Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Raw materials	28,298	33,049
Work in progress	40,658	43,432
Finished goods	27,074	28,740
	96,030	105,221

The Company made/(reversed) allowances of HK$2,929, HK$354 and HK$(680) against the cost of inventories during the years ended December 31, 2013, 2014 and 2015, respectively, based on the assessment of the lower of cost or market.